UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	August 31, 2019

Date of reporting period:	February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 28, 2019

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND	1.25X BEAR FUND
Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)	Direxion Monthly NASDAQ-100® Bear 1.25X Fund (DXNSX)
1.35X BULL FUND	1.35X BEAR FUND
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX)	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (DXSTX)
2X BULL FUNDS	2X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Table of Contents

Letter to Shareholders	4
Expense Example	9
Allocation of Portfolio Holdings	11
Schedules of Investments	12
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to the Financial Statements	42
Supplemental Information	60
Trustees and Officers	61

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Monthly Leveraged Mutual Funds (each a "Fund" and collectively the "Funds") covers the period from September 1, 2018 to February 28, 2019 (the "Semi-Annual Period").

Market Review:

U.S. equities entered the Semi-Annual Period amid robust economic growth, strong economic data and sturdy quarterly earnings. Trade tensions were a key driver during the Semi-Annual Period, affecting equity performance at home and abroad. A bilateral trade agreement between the U.S. and Mexico was reached in August 2018, with the addition of Canada coming in late September. U.S. equities outperformed in Q3 2018, compared to their global counterparts, as global trade tensions were outweighed by U.S. market potency. Emerging markets showed continued weakness during this stretch, with the strength of the U.S. dollar weighing on stock performance. Into the fall, U.S. midterm elections cast a shadow of uncertainty over equity markets. A myriad of factors, including the continued threat of a trade war with China, rising rates, a slowing global economy and slowing earnings growth, were all in play as U.S. equities posted sharp declines for Q4. A subsequent rebound could be initially attributed to optimism on a U.S. and China trade deal outweighing other headwinds at hand. A change of tone from the Federal Reserve towards rate flexibility in January 2019 proved a boon to both U.S. and international equities, as emerging markets specifically saw an increased appetite for risk. The rebound kept rolling through the end of the Semi-Annual Period, with tariffs being a key daily driver, as the overall economic backdrop remained fairly consistent from January. Through February, UK equities struggled on ever-present Brexit concerns, while Asian equities gained on trade deal progress.

The fixed income market entered the Semi-Annual Period to a backdrop of strong U.S. economic data, and a hawkish Federal Reserve. September saw U.S. initial jobless claims fall to levels not seen since the 1960s, as high yield bonds outperformed government debt. The Federal Reserve raised the short-term rate to 2% at its September meeting. Shifting from a very hawkish stance in October, the Federal Reserve adopted a more dovish tone in November, as markets continued to price in a December rate hike. U.S. and China trade tensions and tariffs remained elevated through year-end and combined with weak earnings guidance to send bond yields lower. The Federal Reserve raised the short-term rate again in December amid continued positive economic data, while it simultaneously signaled a more cautious view on the economy. Into the New Year, corporate bonds outperformed government bonds, and high yield debt as global growth concerns crept into the fold. With GDP estimates being adjusted downward, and inflation remaining near the stated mandate of 2%, the Federal Reserve provided itself additional latitude on future rate decisions. This was a change in outward sentiment from previous policy, which stated gradual increases in rates would be needed. Nearing the end of the Semi-Annual Period, equity markets continued a rally off the December 2018 lows again on hopes to a resolution of the U.S.-China trade impasse. Bond yields rose, with investors willing to take on more risk as U.S. economic and employment data continued to be consistently strong.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the Funds' calendar month investment objective, the Funds' calendar month index returns are most important. The market conditions affecting the Funds' benchmark indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125%, 135% or 200% (for the Bull Funds) or -125%, -135% or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: A leveraged Fund's investment objective is to provide a multiple, or inverse multiple, of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a

DIREXION SEMI-ANNUAL REPORT

universal mathematical concept that applies to all leveraged investments – returns of the Funds over longer periods will differ from the Funds' calendar month stated investment objective. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1 plus or minus a spread, and a Bear Fund receives LIBOR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs create a drag on a Bull Fund's performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to a Fund's use of leverage, significant purchase and redemption activity by Fund shareholders; or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 135%, 200%, -125%, -135% or -200% of the calendar month performance of a particular benchmark. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the index, depending on the performance of the target index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage risk, the consequences of seeking calendar month leveraged investment results, for a Bear Fund, understand the risks of shorting, and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125%, 135% or 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -125%, -135% or -200% of the return of an index or benchmark, meaning that Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine each Fund's investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund's investments in accordance with its calendar month investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's investment objective. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

1  London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION SEMI-ANNUAL REPORT

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with the Fund's investment objective. Financial instruments may include swap agreements, exchange-traded funds ("ETFs"), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds' investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

Each Fund may use a combination of swaps on its respective underlying index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the underlying index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that a Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund's return.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular benchmark. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment objectives. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the period. Direxion maintains models indicating the expected performance of each Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxioninvestments.com). The models do not take into account the size of a Fund, the Fund's expense ratio or any transaction fees associated with creating a Fund's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 1.91%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned 1.19%, while the model indicated an expected return of 2.26%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund and the Direxion Monthly NASDAQ-100® Bear 1.25X Fund seek to provide 125% and -125% of the calendar month return of the NASDAQ-100® Index, respectively. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned -6.74%. Given the calendar month investment

DIREXION SEMI-ANNUAL REPORT

objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned -10.06%, while the model indicated an expected return of -8.73%. The Direxion Monthly NASDAQ-100® Bear 1.25X Fund returned 7.53%, while the model indicated an expected return of 5.42%.

The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund seek to provide 135% and -135% of the calendar month return of the ICE U.S. Treasury 25+ Year Bond Index, respectively. The ICE U.S. Treasury 25+ Year Bond Index is a market value weighted index that is designed to measure the performance of U.S. dollar-denominated, fixed-rate securities with minimum term to maturity greater than 25 years. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a minimum term to maturity of greater than 25 years; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The index excludes zero-coupon STRIPS, inflation-linked note securities, floating-rate notes, cash management and treasury bills and any government agency debt that is issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 25+ Year Bond Index returned 0.45%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund returned -1.49%, while the model indicated an expected return of 0.48%. The Direxion Monthly 25+ Year Treasury Bear 1.35X Fund returned -0.18%, while the model indicated an expected return of -1.50%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund seeks to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned -6.74%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned -17.48%, while the model indicated an expected return of -15.29%.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned -3.04%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned -10.39%, while the model indicated an expected return of -8.06%. The Direxion Monthly S&P 500® Bear 2X Fund returned 2.70%, while the model indicated an expected return of 0.00%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned -8.86%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned -22.55%, while the model indicated an expected return of -20.73%. The Direxion Monthly Small Cap Bear 2X Fund returned 8.99%, while the model indicated an expected return of 6.16%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 2.74%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone

DIREXION SEMI-ANNUAL REPORT

should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned 3.71%, while the model indicated an expected return of 5.50%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned -3.80%, while the model indicated an expected return of -5.56%.

The Direxion Monthly Emerging Markets Bull 2X Fund seeks to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned -0.22%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned -5.05%, while the model indicated an expected return of -2.60%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick
Principal Executive Officer Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

Investing in the Direxion Funds may be more volatile than investing in broadly diversifed funds. The use of leverage by a Fund increases the risk to the Fund. The Direxion Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking monthly leveraged, or monthly inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Funds are not designed to track their respective underlying indices over a period of time longer than one calendar month.

An investment in each Fund involves risk, including the possible loss of principal. Each Fund is non-diversifed and includes risks associated with concentration which results from a Fund's investment in a particular industry, sector, or geographic region, which can result in increased volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. Each Fund does not attempt to, and should not be expected to, provide returns which are a multiple, or inverse multiple, of the return of its underlying index for periods other than a full calendar month. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2019

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2018 – February 28, 2019).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2019

	Annualized Expense Ratio	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.37%	$1,000.00	$1,011.90	$6.83
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Based on actual fund return	1.16%	1,000.00	899.40	5.46
Based on hypothetical 5% return	1.16%	1,000.00	1,019.04	5.81
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Based on actual fund return	1.18%	1,000.00	1,075.30	6.07
Based on hypothetical 5% return	1.18%	1,000.00	1,018.94	5.91
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Based on actual fund return	1.11%	1,000.00	985.10	5.46
Based on hypothetical 5% return	1.11%	1,000.00	1,019.29	5.56
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Based on actual fund return	1.10%	1,000.00	998.20	5.45
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.59%	1,000.00	825.20	7.20
Based on hypothetical 5% return	1.59%	1,000.00	1,016.91	7.95
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.54%	1,000.00	896.10	7.24
Based on hypothetical 5% return	1.54%	1,000.00	1,017.16	7.70
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.38%	1,000.00	1,027.00	6.94
Based on hypothetical 5% return	1.38%	1,000.00	1,017.95	6.90
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.45%	1,000.00	774.50	6.38
Based on hypothetical 5% return	1.45%	1,000.00	1,017.60	7.25
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.39%	1,000.00	1,089.90	7.20
Based on hypothetical 5% return	1.39%	1,000.00	1,017.90	6.95
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.38%	1,000.00	1,037.10	6.97
Based on hypothetical 5% return	1.38%	1,000.00	1,017.95	6.90
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	962.00	6.57
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.37%	1,000.00	949.50	6.62
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2018 to February 28, 2019), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 28, 2019

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	20%	80%	0%**	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	99%	—	1%	100%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	103%	—	(3)%	100%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	101%	—	(1)%	100%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	99%	—	1%	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	87%	—	13%	100%
Direxion Monthly S&P 500® Bull 2X Fund	94%	—	6%	100%
Direxion Monthly S&P 500® Bear 2X Fund	107%	—	(7)%	100%
Direxion Monthly Small Cap Bull 2X Fund	92%	—	8%	100%
Direxion Monthly Small Cap Bear 2X Fund	109%	—	(9)%	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	101%	—	(1)%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	100%	—	0%**	100%
Direxion Monthly Emerging Markets Bull 2X Fund	102%	—	(2)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
693,281	iShares iBoxx $ High Yield Corporate Bond ETF (a)	$59,448,846
1,665,700	SPDR® Barclays High Yield Bond ETF (a)	59,448,833
	TOTAL INVESTMENT COMPANIES (Cost $116,740,845)	$118,897,679
SHORT TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
5,540,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (b)(c)	$5,540,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,540,000)	$5,540,000
	TOTAL INVESTMENTS (Cost $122,280,845) - 83.7%	$124,437,679
	Other Assets in Excess of Liabilities - 16.3%	24,195,010
	TOTAL NET ASSETS - 100.0%	$148,632,689

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2019.

(c)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,540,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.4311% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	596,038	$59,132,911	$310,164

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
5,080,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$5,080,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,080,000)	$5,080,000
	TOTAL INVESTMENTS (Cost $5,080,000) - 16.1%	$5,080,000
	Other Assets in Excess of Liabilities - 83.9%	26,409,373
	TOTAL NET ASSETS - 100.0%	$31,489,373

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,080,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	3.0711% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	5,544	$39,164,914	$169,115

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.5%
Money Market Funds - 37.5%
110,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$110,000
	TOTAL SHORT TERM INVESTMENTS (Cost $110,000)	$110,000
	TOTAL INVESTMENTS (Cost $110,000) - 37.5%	$110,000
	Other Assets in Excess of Liabilities - 62.5%	183,146
	TOTAL NET ASSETS - 100.0%	$293,146

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4399% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/19/2019	52	$359,661	$(9,366)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
1,160,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$1,160,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,160,000)	$1,160,000
	TOTAL INVESTMENTS (Cost $1,160,000) - 21.0%	$1,160,000
	Other Assets in Excess of Liabilities - 79.0%	4,376,583
	TOTAL NET ASSETS - 100.0%	$5,536,583

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,160,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	2.9311% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	76,881	$7,522,108	$(55,504)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.6%
Money Market Funds - 21.6%
130,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$130,000
	TOTAL SHORT TERM INVESTMENTS (Cost $130,000)	$130,000
	TOTAL INVESTMENTS (Cost $130,000) - 21.6%	$130,000
	Other Assets in Excess of Liabilities - 78.4%	473,188
	TOTAL NET ASSETS - 100.0%	$603,188

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $130,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.6311% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/19/2019	8,379	$818,186	$4,307

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
59,320,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$59,320,000
	TOTAL SHORT TERM INVESTMENTS (Cost $59,320,000)	$59,320,000
	TOTAL INVESTMENTS (Cost $59,320,000) - 31.7%	$59,320,000
	Other Assets in Excess of Liabilities - 68.4%	128,116,690
	TOTAL NET ASSETS - 100.0%	$187,436,690

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $59,320,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	2.6399% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/18/2019	30,224	$190,057,609	$23,961,324
Total return of NASDAQ-100® Index	3.0691% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	22,596	160,673,539	(294,337)
					$350,731,148	$23,666,987

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.3%
Money Market Funds - 38.3%
38,450,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$38,450,000
	TOTAL SHORT TERM INVESTMENTS (Cost $38,450,000)	$38,450,000
	TOTAL INVESTMENTS (Cost $38,450,000) - 38.3%	$38,450,000
	Other Assets in Excess of Liabilities - 61.7%	61,848,351
	TOTAL NET ASSETS - 100.0%	$100,298,351

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $38,450,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.8311% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	17,681	$45,018,655	$4,148,619
Total return of S&P 500® Index	2.6399% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/18/2019	26,732	73,184,196	1,277,290
Total return of S&P 500® Index	2.6399% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2020	22,956	63,345,617	591,823
Total return of S&P 500® Index	2.6291% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2020	44	122,890	(334)
Total return of S&P 500® Index	2.6404% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/27/2020	4,591	12,787,454	(3,655)
					$194,458,812	$6,013,743

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.9%
Money Market Funds - 60.9%
5,390,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$5,390,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,390,000)	$5,390,000
	TOTAL INVESTMENTS (Cost $5,390,000) - 60.9%	$5,390,000
	Other Assets in Excess of Liabilities - 39.1%	3,457,872
	TOTAL NET ASSETS - 100.0%	$8,847,872

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,390,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4399% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	2/25/2020	3,138	$8,200,021	$(537,085)
2.4399% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	3/26/2020	1,846	5,030,528	(111,419)
2.4430% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	3/26/2020	83	231,954	781
2.4393% - 2.4403% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	4/27/2020	1,291	3,606,538	10,630
					$17,069,041	$(637,093)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
8,440,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$8,440,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,440,000)	$8,440,000
	TOTAL INVESTMENTS (Cost $8,440,000) - 23.5%	$8,440,000
	Other Assets in Excess of Liabilities - 76.5%	27,427,967
	TOTAL NET ASSETS - 100.0%	$35,867,967

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $8,440,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	2.5899% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/18/2019	10,285	$13,697,738	$2,478,223
Total return of Russell 2000® Index	2.7711% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2020	35,246	55,005,418	510,130
					$68,703,156	$2,988,353

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.8%
Money Market Funds - 39.8%
1,460,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$1,460,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,460,000)	$1,460,000
	TOTAL INVESTMENTS (Cost $1,460,000) - 39.8%	$1,460,000
	Other Assets in Excess of Liabilities - 60.2%	2,211,272
	TOTAL NET ASSETS - 100.0%	$3,671,272

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,460,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5311% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/13/2019	4,660	$6,988,673	$(345,622)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
4,290,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$4,290,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,290,000)	$4,290,000
	TOTAL INVESTMENTS (Cost $4,290,000) - 30.7%	$4,290,000
	Other Assets in Excess of Liabilities - 69.3%	9,697,355
	TOTAL NET ASSETS - 100.0%	$13,987,355

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,290,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	2.5811% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	268,730	$28,068,572	$(122,084)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.1%
Money Market Funds - 32.1%
920,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$920,000
	TOTAL SHORT TERM INVESTMENTS (Cost $920,000)	$920,000
	TOTAL INVESTMENTS (Cost $920,000) - 32.1%	$920,000
	Other Assets in Excess of Liabilities - 67.9%	1,946,224
	TOTAL NET ASSETS - 100.0%	$2,866,224

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $920,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.0811% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/12/2019	55,056	$5,739,734	$12,402

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.1%
Money Market Funds - 38.1%
1,850,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.33% (a)(b)	$1,850,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,850,000)	$1,850,000
	TOTAL INVESTMENTS (Cost $1,850,000) - 38.1%	$1,850,000
	Other Assets in Excess of Liabilities - 61.9%	3,002,552
	TOTAL NET ASSETS - 100.0%	$4,852,552

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2019.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,850,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	2.8811% representing 1 month LIBOR rate + spread	Credit Suisse International	10/16/2019	228,713	$9,787,335	$(96,374)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2019

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Assets:
Investments, at fair value (Note 2)	$124,437,679	$5,080,000	$110,000
Cash equivalents	13,663,722	36,339,035	176,660
Receivable for Fund shares sold	56,048,873	86,011	5
Due from investment adviser, net (Note 4)	—	—	4,776
Due from broker for swap contracts	—	358,479	—
Unrealized appreciation on swap contracts	310,164	169,115	—
Dividends and interest receivable	48,196	36,361	5,484
Prepaid expenses and other assets	54,168	32,741	19,733
Total Assets	194,562,802	42,101,742	316,658
Liabilities:
Payable for Fund shares redeemed	642,720	10,045,558	2,525
Investment securities purchased	44,528,348	—	—
Due to broker for swap contracts	560,000	540,000	582
Unrealized depreciation on swap contracts	—	—	9,366
Due to investment adviser, net (Note 4)	62,676	5,759	—
Accrued distribution expenses	21,158	3,580	535
Accrued expenses and other liabilities	115,211	17,472	10,504
Total Liabilities	45,930,113	10,612,369	23,512
Net Assets	$148,632,689	$31,489,373	$293,146
Net Assets Consist of:
Capital stock	$168,230,436	$39,265,095	$2,731,560
Total distributable loss	(19,597,747)	(7,775,722)	(2,438,414)
Net Assets	$148,632,689	$31,489,373	$293,146
Calculation of Net Asset Value Per Share:
Net assets	$148,632,689	$31,489,373	$293,146
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	6,825,744	1,060,128	28,546
Net asset value, redemption price and offering price per share	$21.7753	$29.7034	$10.2692
Cost of Investments	$122,280,845	$5,080,000	$110,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2019

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$1,160,000	$130,000	$59,320,000
Cash equivalents	3,792,834	1,124,277	111,427,731
Receivable for Fund shares sold	932,836	—	17,753,579
Due from investment adviser, net (Note 4)	—	4,550	—
Due from broker for swap contracts	—	7,175	—
Unrealized appreciation on swap contracts	—	4,307	23,961,324
Dividends and interest receivable	31,762	2,553	317,493
Prepaid expenses and other assets	33,551	23,812	41,708
Total Assets	5,950,983	1,296,674	212,821,835
Liabilities:
Payable for Fund shares redeemed	331,758	677,326	61,047
Due to broker for swap contracts	—	—	24,640,000
Unrealized depreciation on swap contracts	55,504	—	294,337
Due to investment adviser, net (Note 4)	24	—	100,350
Accrued distribution expenses	3,159	254	31,863
Accrued expenses and other liabilities	23,955	15,906	257,548
Total Liabilities	414,400	693,486	25,385,145
Net Assets	$5,536,583	$603,188	$187,436,690
Net Assets Consist of:
Capital stock	$9,836,182	$7,387,056	$185,754,546
Total distributable earnings (loss)	(4,299,599)	(6,783,868)	1,682,144
Net Assets	$5,536,583	$603,188	$187,436,690
Calculation of Net Asset Value Per Share:
Net assets	$5,536,583	$603,188	$187,436,690
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	280,577	33,966	8,160,249
Net asset value, redemption price and offering price per share	$19.7328	$17.7586	$22.97
Cost of Investments	$1,160,000	$130,000	$59,320,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2019

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Assets:
Investments, at fair value (Note 2)	$38,450,000	$5,390,000	$8,440,000	$1,460,000
Cash equivalents	58,481,196	4,087,365	27,066,635	2,715,421
Receivable for Fund shares sold	4,319,607	114,966	1,072,006	94,600
Due from investment adviser, net (Note 4)	—	540	—	1,787
Unrealized appreciation on swap contracts	6,017,732	11,411	2,988,353	—
Dividends and interest receivable	155,106	12,949	44,418	8,040
Prepaid expenses and other assets	37,090	33,240	20,616	18,285
Total Assets	107,460,731	9,650,471	39,632,028	4,298,133
Liabilities:
Payable for Fund shares redeemed	388,775	2,778	428,833	95,113
Due to broker for swap contracts	6,590,000	141,023	3,280,000	171,147
Unrealized depreciation on swap contracts	3,989	648,504	—	345,622
Due to investment adviser, net (Note 4)	47,730	—	16,650	—
Accrued distribution expenses	15,926	1,261	4,614	717
Accrued expenses and other liabilities	115,960	9,033	33,964	14,262
Total Liabilities	7,162,380	802,599	3,764,061	626,861
Net Assets	$100,298,351	$8,847,872	$35,867,967	$3,671,272
Net Assets Consist of:
Capital stock	$104,223,889	$55,392,492	$38,514,449	$51,842,986
Total distributable loss	(3,925,538)	(46,544,620)	(2,646,482)	(48,171,714)
Net Assets	$100,298,351	$8,847,872	$35,867,967	$3,671,272
Calculation of Net Asset Value Per Share:
Net assets	$100,298,351	$8,847,872	$35,867,967	$3,671,272
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,763,257	727,945	508,932	291,044
Net asset value, redemption price and offering price per share	$26.65	$12.15	$70.48	$12.61
Cost of Investments	$38,450,000	$5,390,000	$8,440,000	$1,460,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2019

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$4,290,000	$920,000	$1,850,000
Cash equivalents	9,545,465	1,979,871	2,969,557
Receivable for Fund shares sold	307,694	199,612	118,745
Due from investment adviser, net (Note 4)	—	6,136	—
Due from broker for swap contracts	61	—	—
Unrealized appreciation on swap contracts	—	12,402	—
Dividends and interest receivable	51,668	5,153	17,731
Prepaid expenses and other assets	19,719	9,267	15,826
Total Assets	14,214,607	3,132,441	4,971,859
Liabilities:
Payable for Fund shares redeemed	57,847	243,026	5,613
Due to broker for swap contracts	—	4,300	1,008
Unrealized depreciation on swap contracts	122,084	—	96,374
Due to investment adviser, net (Note 4)	12,430	—	2,831
Accrued distribution expenses	5,428	517	1,820
Accrued expenses and other liabilities	29,463	18,374	11,661
Total Liabilities	227,252	266,217	119,307
Net Assets	$13,987,355	$2,866,224	$4,852,552
Net Assets Consist of:
Capital stock	$15,744,665	$22,938,234	$49,420,322
Total distributable loss	(1,757,310)	(20,072,010)	(44,567,770)
Net Assets	$13,987,355	$2,866,224	$4,852,552
Calculation of Net Asset Value Per Share:
Net assets	$13,987,355	$2,866,224	$4,852,552
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	409,712	97,479	104,560
Net asset value, redemption price and offering price per share	$34.14	$29.40	$46.41
Cost of Investments	$4,290,000	$920,000	$1,850,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2019

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Investment Income:
Dividend income	$3,543,732	$—	$—
Interest income	323,982	207,803	62,283
Securities lending income	74,052	—	—
Total investment income	3,941,766	207,803	62,283
Expenses:
Investment advisory fees (Note 4)	455,203	74,610	21,232
Distribution expenses (Note 4)	151,734	24,870	7,077
Accounting fees	72,555	11,938	3,397
Professional fees	56,733	12,429	6,968
Report to shareholders	24,808	3,579	963
State registration fees	22,586	15,415	9,559
Custody fees	17,540	—	—
Trustees' fees	15,648	2,258	608
Management service fees (Note 4)	15,503	2,539	725
Administration fees	9,814	1,593	471
Insurance fees	6,639	958	258
Licensing fees	3,273	5,969	1,699
Interest expense	1,532	1,292	973
Other	9,708	1,401	376
Excise taxes	4,053	—	—
Total expenses	867,329	158,851	54,306
Less: Reimbursement of expenses from Adviser (Note 4)	(37,396)	(43,157)	(20,777)
Net expenses	829,933	115,694	33,529
Net investment income	3,111,833	92,109	28,754
Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(5,539,286)	—	—
Swap contracts	(1,672,620)	(4,609,034)	(1,872,067)
	(7,211,906)	(4,609,034)	(1,872,067)
Change in net unrealized appreciation (depreciation) on:
Investments	(928,862)	—	—
Swap contracts	(513,049)	134,534	(3,396)
	(1,441,911)	134,534	(3,396)
Net realized and unrealized loss	(8,653,817)	(4,474,500)	(1,875,463)
Net decrease in net assets resulting from operations	$(5,541,984)	$(4,382,391)	$(1,846,709)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2019

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Investment Income:
Interest income	$184,571	$86,720	$2,125,492
Total investment income	184,571	86,720	2,125,492
Expenses:
Investment advisory fees (Note 4)	64,706	30,302	678,935
State registration fees	21,827	12,831	22,127
Distribution expenses (Note 4)	21,569	10,101	226,312
Professional fees	11,742	8,201	74,211
Accounting fees	10,353	4,848	108,409
Licensing fees	9,956	9,919	36,210
Report to shareholders	3,250	1,554	33,183
Management service fees (Note 4)	2,204	1,031	23,123
Trustees' fees	2,050	979	20,930
Administration fees	1,398	648	14,642
Insurance fees	870	416	8,880
Interest expense	358	—	138,222
Other	1,272	608	12,984
Excise taxes	—	—	82,771
Total expenses	151,555	81,438	1,480,939
Less: Reimbursement of expenses from Adviser (Note 4)	(56,026)	(36,994)	(37,864)
Net expenses	95,529	44,444	1,443,075
Net investment income	89,042	42,276	682,417
Realized and unrealized gain (loss) on investments:
Net realized loss on:
Futures contracts	(148,671)	(230,364)	—
Swap contracts	(149,573)	(184,097)	(13,065,674)
	(298,244)	(414,461)	(13,065,674)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(96,048)	2,048	(37,507,550)
	(96,048)	2,048	(37,507,550)
Net realized and unrealized loss	(394,292)	(412,413)	(50,573,224)
Net decrease in net assets resulting from operations	$(305,250)	$(370,137)	$(49,890,807)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2019

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Investment Income:
Interest income	$921,174	$81,262	$204,273	$91,555
Total investment income	921,174	81,262	204,273	91,555
Expenses:
Investment advisory fees (Note 4)	305,202	27,593	67,253	32,372
Distribution expenses (Note 4)	101,734	9,198	22,418	10,791
Accounting fees	48,832	4,415	10,761	5,179
Professional fees	35,772	7,726	11,417	8,365
Interest expense	26,285	1,213	9,001	1,660
State registration fees	16,264	13,227	8,922	11,683
Report to shareholders	14,764	1,326	3,095	1,632
Management service fees (Note 4)	10,393	940	2,291	1,102
Trustees' fees	9,312	836	1,952	1,030
Licensing fees	8,551	7,439	7,404	3,553
Administration fees	6,573	597	1,453	698
Insurance fees	3,951	355	829	437
Other	5,778	519	1,210	639
Excise taxes	50,131	—	—	—
Total expenses	643,542	75,384	148,006	79,141
Less: Reimbursement of expenses from Adviser (Note 4)	(18,043)	(24,503)	(17,950)	(19,212)
Net expenses	625,499	50,881	130,056	59,929
Net investment income	295,675	30,381	74,217	31,626
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(8,694,914)	997,801	(6,583,353)	1,634,038
	(8,694,914)	997,801	(6,583,353)	1,634,038
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(5,907,957)	(337,652)	1,414,789	(67,287)
	(5,907,957)	(337,652)	1,414,789	(67,287)
Net realized and unrealized gain (loss)	(14,602,871)	660,149	(5,168,564)	1,566,751
Net increase (decrease) in net assets resulting from operations	$(14,307,196)	$690,530	$(5,094,347)	$1,598,377

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2019

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Investment Income:
Interest income	$207,556	$31,011	$64,304
Total investment income	207,556	31,011	64,304
Expenses:
Investment advisory fees (Note 4)	70,685	10,664	21,672
Distribution expenses (Note 4)	23,562	3,555	7,224
Accounting fees	11,310	1,706	3,468
Professional fees	10,946	6,026	6,830
State registration fees	10,107	15,459	9,863
Licensing fees	9,922	9,917	4,959
Interest expense	3,099	—	502
Report to shareholders	2,869	511	897
Management service fees (Note 4)	2,411	363	739
Trustees' fees	1,809	323	566
Administration fees	1,546	231	471
Insurance fees	767	137	240
Other	1,123	200	351
Total expenses	150,156	49,092	57,782
Less: Reimbursement of expenses from Adviser (Note 4)	(19,823)	(29,896)	(18,269)
Net expenses	130,333	19,196	39,513
Net investment income	77,223	11,815	24,791
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	1,261,307	(135,968)	(432,730)
	1,261,307	(135,968)	(432,730)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(168,271)	28,106	108,625
	(168,271)	28,106	108,625
Net realized and unrealized gain (loss)	1,093,036	(107,862)	(324,105)
Net increase (decrease) in net assets resulting from operations	$1,170,259	$(96,047)	$(299,314)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income	$3,111,833	$6,896,979	$92,109	$73,796
Net realized gain (loss)	(7,211,906)	(10,908,343)	(4,609,034)	7,733,999
Change in net unrealized appreciation (depreciation)	(1,441,911)	(3,508,353)	134,534	(737,640)
Net increase (decrease) in net assets resulting from operations	(5,541,984)	(7,519,717)	(4,382,391)	7,070,155
Distributions to shareholders:
Net distributions to shareholders	(3,279,364)	(7,618,430)[1]	(40,701)	(3,734,099)[2]
Total distributions	(3,279,364)	(7,618,430)	(40,701)	(3,734,099)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(147,896,616)	(39,187,891)	33,617,044	(35,233,366)
Total increase (decrease) in net assets	(156,717,964)	(54,326,038)	29,193,952	(31,897,310)
Net assets:
Beginning of year/period	305,350,653	359,676,691	2,295,421	34,192,731
End of year/period	$148,632,689	$305,350,653[3]	$31,489,373	$2,295,421[4]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	43,553,488	$977,667,512	127,954,586	$3,003,076,924
Shares issued in reinvestment of distributions	136,533	3,039,943	313,212	7,401,586
Shares redeemed	(49,848,899)	(1,128,604,071)	(130,179,026)	(3,049,666,401)
Net decrease	(6,158,878)	$(147,896,616)	(1,911,228)	$(39,187,891)
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	6,835,651	$209,691,496	18,722,366	$573,206,601
Shares issued in reinvestment of distributions	1,446	40,701	127,049	3,734,099
Shares redeemed	(5,846,206)	(176,115,153)	(19,977,917)	(612,174,066)
Net increase (decrease)	990,891	$33,617,044	(1,128,502)	$(35,233,366)

1  Represents distributions to shareholders from net investment income and realized gains of $7,055,798 and $562,632,respectively.

2  Represents distributions to shareholders from net realized gains.

3  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

4  Includes undistributed net investment income of $40,701. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund		Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income	$28,754	$233	$89,042	$66,780
Net realized loss	(1,872,067)	(367,724)	(298,244)	(3,581,465)
Change in net unrealized appreciation (depreciation)	(3,396)	901	(96,048)	(278,789)
Net decrease in net assets resulting from operations	(1,846,709)	(366,590)	(305,250)	(3,793,474)
Distributions to shareholders:
Net distributions to shareholders	—	—	(66,770)	(130,177)[1]
Total distributions	—	—	(66,770)	(130,177)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	1,839,777	490,973	1,013,137	(11,020,024)
Total increase (decrease) in net assets	(6,932)	124,383	641,117	(14,943,675)
Net assets:
Beginning of year/period	300,078	175,695	4,895,466	19,839,141
End of year/period	$293,146	$300,078[2]	$5,536,583	$4,895,466[3]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	5,522,621	$63,125,202	1,120,137	$11,689,328
Shares redeemed	(5,525,497)	(61,285,425)	(1,102,011)	(11,198,355)
Net increase (decrease)	(2,876)	$1,839,777	18,126	$490,973
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	43,743,318	$844,665,956	110,936,639	$2,259,256,514
Shares issued in reinvestment of distributions	3,447	66,770	5,640	122,055
Shares redeemed	(43,710,221)	(843,719,589)	(111,617,056)	(2,270,398,593)
Net increase (decrease)	36,544	$1,013,137	(674,777)	$(11,020,024)

1  Represents distributions to shareholders from net realized gains.

2  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

3  Includes undistributed net investment income of $66,770. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$42,276	$27,522	$682,417	$(328,479)
Net realized gain (loss)	(414,461)	(3,335,397)	(13,065,674)	36,363,622
Change in net unrealized appreciation (depreciation)	2,048	17,491	(37,507,550)	52,008,476
Net increase (decrease) in net assets resulting from operations	(370,137)	(3,290,384)	(49,890,807)	88,043,619
Distributions to shareholders:
Net distributions to shareholders	—	—	(9,728,117)	(10,222,280)[1]
Total distributions	—	—	(9,728,117)	(10,222,280)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	739,427	2,985,219	(43,528,159)	48,665,734
Total increase (decrease) in net assets	369,290	(305,165)	(103,147,083)	126,487,073
Net assets:
Beginning of year/period	233,898	539,063	290,583,773	164,096,700
End of year/period	$603,188	$233,898[2]	$187,436,690	$290,583,773[2]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	15,817,093	$295,336,080	66,848,175	$1,189,683,511
Shares redeemed	(15,796,275)	(294,596,653)	(66,866,592)	(1,186,698,292)
Net increase (decrease)	20,818	$739,427	(18,417)	$2,985,219
	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	6,674,530	$169,429,547	27,766,372	$649,537,975
Shares issued in reinvestment of distributions	450,754	9,632,614	476,338	10,145,054
Shares redeemed	(8,779,702)	(222,590,320)	(26,664,058)	(611,017,295)
Net increase (decrease)	(1,654,418)	$(43,528,159)	1,578,652	$48,665,734

1  Represents distributions to shareholders from net realized gains.

2  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income	$295,675	$7,617	$30,381	$2,541
Net realized gain (loss)	(8,694,914)	19,545,100	997,801	(4,271,019)
Change in net unrealized appreciation (depreciation)	(5,907,957)	10,264,839	(337,652)	749,418
Net increase (decrease) in net assets resulting from operations	(14,307,196)	29,817,556	690,530	(3,519,060)
Distributions to shareholders:
Net distributions to shareholders	(5,174,424)	(6,210,188)[1]	—	—
Total distributions	(5,174,424)	(6,210,188)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	4,755,743	18,816,158	2,040,387	(11,196,125)
Total increase (decrease) in net assets	(14,725,877)	42,423,526	2,730,917	(14,715,185)
Net assets:
Beginning of year/period	115,024,228	72,600,702	6,116,955	20,832,140
End of year/period	$100,298,351	$115,024,228[2]	$8,847,872	$6,116,955[3]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	7,067,526	$184,628,408	8,400,000	$232,531,165
Shares issued in reinvestment of distributions	210,039	5,160,665	231,465	6,197,249
Shares redeemed	(7,149,777)	(185,033,330)	(7,907,001)	(219,912,256)
Net increase	127,788	$4,755,743	724,464	$18,816,158
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	2,283,923	$30,608,783	8,796,670	$123,220,268
Shares redeemed	(2,073,166)	(28,568,396)	(9,515,433)	(134,416,393)
Net increase (decrease)	210,757	$2,040,387	(718,763)	$(11,196,125)

1  Represents distributions to shareholders from net realized gains.

2  Includes undistributed net investment income of $7,617. See Note 7 in the Notes to the Financial Statements.

3  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income	$74,217	$11,900	$31,626	$2,294
Net realized gain (loss)	(6,583,353)	7,039,962	1,634,038	(3,403,979)
Change in net unrealized appreciation (depreciation)	1,414,789	1,568,873	(67,287)	(146,609)
Net increase (decrease) in net assets resulting from operations	(5,094,347)	8,620,735	1,598,377	(3,548,294)
Distributions to shareholders:
Net distributions to shareholders	(692,285)	—	—	—
Total distributions	(692,285)	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	16,494,227	223,414	(2,221,773)	2,070,507
Total increase (decrease) in net assets	10,707,595	8,844,149	(623,396)	(1,477,787)
Net assets:
Beginning of year/period	25,160,372	16,316,223	4,294,668	5,772,455
End of year/period	$35,867,967	$25,160,372[1]	$3,671,272	$4,294,668[2]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	767,989	$54,959,901	1,268,758	$100,622,090
Shares issued in reinvestment of distributions	11,516	691,888	—	—
Shares redeemed	(529,850)	(39,157,562)	(1,261,408)	(100,398,676)
Net increase	249,655	$16,494,227	7,350	$223,414
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	3,985,765	$57,457,146	4,066,570	$55,729,939
Shares redeemed	(4,065,806)	(59,678,919)	(4,009,114)	(53,659,432)
Net increase (decrease)	(80,041)	$(2,221,773)	57,456	$2,070,507

1  Includes undistributed net investment income of $11,900. See Note 7 in the Notes to the Financial Statements.

2  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$77,223	$(4,116)	$11,815	$(4,184)
Net realized gain (loss)	1,261,307	(798,464)	(135,968)	265,858
Change in net unrealized appreciation (depreciation)	(168,271)	(268,745)	28,106	106,455
Net increase (decrease) in net assets resulting from operations	1,170,259	(1,071,325)	(96,047)	368,129
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	3,585,197	(4,838,928)	(13,208)	(2,512,882)
Total increase (decrease) in net assets	4,755,456	(5,910,253)	(109,255)	(2,144,753)
Net assets:
Beginning of year/period	9,231,899	15,142,152	2,975,479	5,120,232
End of year/period	$13,987,355	$9,231,899[1]	$2,866,224	$2,975,479[1]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	2,512,519	$83,799,878	1,316,799	$43,699,198
Shares redeemed	(2,383,220)	(80,214,681)	(1,456,787)	(48,538,126)
Net increase (decrease)	129,299	$3,585,197	(139,988)	$(4,838,928)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	322,534	$9,867,905	1,318,018	$40,071,275
Shares redeemed	(322,425)	(9,881,113)	(1,401,329)	(42,584,157)
Net increase (decrease)	109	$(13,208)	(83,311)	$(2,512,882)

1  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$24,791	$(1,079)
Net realized loss	(432,730)	(551,966)
Change in net unrealized appreciation (depreciation)	108,625	(383,238)
Net decrease in net assets resulting from operations	(299,314)	(936,283)
Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(199,454)	(3,612,338)
Total decrease in net assets	(498,768)	(4,548,621)
Net assets:
Beginning of year/period	5,351,320	9,899,941
End of year/period	$4,852,552	$5,351,320[1]

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	623,319	$27,806,270	2,829,806	$162,738,588
Shares redeemed	(628,236)	(28,005,724)	(2,905,375)	(166,350,926)
Net decrease	(4,917)	$(199,454)	(75,569)	$(3,612,338)

1  Includes undistributed net investment income of $–. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2019

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[7]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 28, 2019 (Unaudited)	$23.5163	$0.5763	$0.5773	$(0.4051)	$0.1712	$(1.9122)	$—	$—	$(1.9122)	$21.7753	1.19%	$148,633	1.43%	1.37%	5.13%	1.42%	1.36%	5.14%	558%
Year ended August 31, 2018	24.1461	0.6932	0.6936	(0.2775)	0.4157	(0.9561)	(0.0894)	—	(1.0455)	23.5163	1.79%	305,351	1.33%	1.33%	2.93%	1.33%	1.33%	2.93%	1,218%
Year ended August 31, 2017	23.3157	0.7368	0.7381	1.0980	1.8348	(0.7613)	(0.2431)	—	(1.0044)	24.1461	8.08%	359,677	1.36%	1.36%	3.08%	1.35%	1.35%	3.09%	362%
February 17, 2016[9] to August 31, 2016	20.0000	0.3135	0.3142	3.3260	3.6395	(0.3238)	—	—	(0.3238)	23.3157	18.29%	224,464	1.36%	1.35%	2.64%	1.35%	1.34%	2.65%	165%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Six Months Ended February 28, 2019 (Unaudited)	33.1531	0.1387	0.1407	(3.4799)	(3.3412)	(0.1085)	—	—	(0.1085)	29.7034	(10.06)%	31,489	1.59%	1.16%	0.93%	1.58%	1.15%	0.94%	0%
Year ended August 31, 2018	28.5477	0.0854	0.0941	8.8391	8.9245	—	(4.3191)	—	(4.3191)	33.1531	33.39%	2,295	1.52%	1.18%	0.27%	1.49%	1.15%	0.30%	0%
Year ended August 31, 2017	21.6640	(0.1380)	(0.1354)	7.0217	6.8837	—	—	—	—	28.5477	31.77%	34,193	1.16%	1.14%	(0.57)%	1.15%	1.13%	(0.56)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0091)	(0.0088)	1.6731	1.6640	—	—	—	—	21.6640	8.32%	58	1.15%	1.13%	(0.11)%	1.15%	1.13%	(0.11)%	0%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Six Months Ended February 28, 2019 (Unaudited)	9.5499	0.0584	0.0604	0.6609	0.7193	—	—	—	—	10.2692	7.53%	293	1.91%	1.18%	1.02%	1.88%	1.15%	1.05%	0%
Year ended August 31, 2018	13.2141	0.0094	0.0094	(3.6736)	(3.6642)	—	—	—	—	9.5499	(27.73)%	300	12.28%	1.15%	0.09%	12.28%	1.15%	0.09%	0%
Year ended August 31, 2017	18.0798	(0.0683)	(0.0683)	(4.7974)	(4.8657)	—	—	—	—	13.2141	(26.91)%	176	1.15%	1.15%	(0.46)%	1.15%	1.15%	(0.46)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0671)	(0.0671)	(1.8531)	(1.9202)	—	—	—	—	18.0798	(9.60)%	48	1.15%	1.08%	(0.81)%	1.15%	1.08%	(0.81)%	0%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Six Months Ended February 28, 2019 (Unaudited)	20.0607	0.0993	0.0997	(0.3982)	(0.2989)	(0.0290)	—	—	(0.0290)	19.7328	(1.49)%	5,537	1.76%	1.11%	1.03%	1.75%	1.10%	1.04%	0%
Year ended August 31, 2018	21.5922	0.0317	0.0320	(1.5335)	(1.5018)	—	(0.0297)	—	(0.0297)	20.0607	(6.97)%	4,895	1.48%	1.10%	0.15%	1.48%	1.10%	0.15%	0%
Year ended August 31, 2017	23.7349	(0.0879)	(0.0877)	(2.0548)	(2.1427)	—	—	—	—	21.5922	(9.03)%	19,839	1.10%	1.06%	(0.45)%	1.10%	1.06%	(0.45)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1101)	(0.1099)	3.8450	3.7349	—	—	—	—	23.7349	18.67%	2,450	1.10%	0.88%	(0.65)%	1.10%	0.88%	(0.65)%	0%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Six Months Ended February 28, 2019 (Unaudited)	17.7896	0.0957	0.0957	(0.1267)	(0.0310)	—	—	—	—	17.7586	(0.18)%	603	2.02%	1.10%	1.05%	2.02%	1.10%	1.05%	0%
Year ended August 31, 2018	17.0779	0.0415	0.0418	0.6702	0.7117	—	—	—	—	17.7896	4.17%	234	1.97%	1.10%	0.23%	1.97%	1.10%	0.23%	0%
Year ended August 31, 2017	16.7805	(0.1069)	(0.1068)	0.4043	0.2974	—	—	—	—	17.0779	1.77%	539	1.10%	0.99%	(0.54)%	1.10%	0.99%	(0.54)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1119)	(0.1119)	(3.1076)	(3.2195)	—	—	—	—	16.7805	(16.10)%	14,685	1.10%	0.97%	(0.75)%	1.10%	0.97%	(0.75)%	0%
Direxion Monthly NASDAQ-100® Bull 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	29.61	0.09	0.12	(5.37)	(5.28)	—	(1.36)	—	(1.36)	22.97	(17.48)%	187,437	1.63%	1.59%	0.75%	1.39%	1.35%	0.99%	0%
Year ended August 31, 2018	19.92	(0.04)	0.01	10.95	10.91	—	(1.22)	—	(1.22)	29.61	57.13%	290,584	1.57%	1.55%	(0.16)%	1.37%	1.35%	0.04%	0%
Year ended August 31, 2017	12.89	(0.12)	(0.11)	7.15	7.03	—	—	—	—	19.92	54.55%	164,097	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	10.92	(0.14)	(0.14)	2.40	2.26	—	(0.29)	—	(0.29)	12.89	20.90%	126,200	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	10.27	(0.15)	(0.15)	0.93	0.78	—	(0.13)	—	(0.13)	10.92	7.68%	116,172	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	5.87	(0.11)	(0.11)	4.51	4.40	—	—	—	—	10.27	74.98%	289,359	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	31.64	0.10	0.12	(3.52)	(3.42)	(0.00)[10]	(1.57)	—	(1.57)	26.65	(10.39)%	100,298	1.58%	1.54%	0.73%	1.39%	1.35%	0.92%	0%
Year ended August 31, 2018	24.94	0.00[10]	0.01	8.60	8.60	—	(1.90)	—	(1.90)	31.64	35.87%	115,024	1.41%	1.39%	0.01%	1.37%	1.35%	0.05%	0%
Year ended August 31, 2017	19.13	(0.17)	(0.16)	5.98	5.81	—	—	—	—	24.94	30.33%	72,601	1.36%	1.36%	(0.79)%	1.35%	1.35%	(0.78)%	0%
Year ended August 31, 2016	16.57	(0.24)	(0.07)	3.67	3.43	—	(0.87)	—	(0.87)	19.13	21.43%	63,602	1.54%	1.54%	(1.56)%	1.35%	1.35%	(1.37)%	0%
Year ended August 31, 2015	17.73	(0.25)	(0.25)	(0.18)	(0.43)	—	(0.73)	—	(0.73)	16.57	(2.40)%	43,329	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	12.29	(0.20)	(0.20)	6.43	6.23	—	(0.79)	—	(0.79)	17.73	52.45%	39,820	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	11.83	0.05	0.06	0.27	0.32	—	—	—	—	12.15	2.70%	8,848	2.05%	1.38%	0.83%	2.02%	1.35%	0.86%	0%
Year ended August 31, 2018	16.86	0.00[10]	0.00[10]	(5.03)	(5.03)	—	—	—	—	11.83	(29.83)%	6,117	1.92%	1.35%	0.03%	1.92%	1.35%	0.03%	0%
Year ended August 31, 2017	22.95	(0.15)	(0.15)	(5.94)	(6.09)	—	—	—	—	16.86	(26.54)%	20,832	1.35%	1.35%	(0.77)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.91	(0.32)	(0.32)	(7.64)	(7.96)	—	—	—	—	22.95	(25.75)%	10,081	1.35%	1.35%	(1.16)%	1.35%	1.35%	(1.16)%	0%
Year ended August 31, 2015	32.72	(0.39)	(0.39)	(1.42)	(1.81)	—	—	—	—	30.91	(5.53)%	9,066	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	53.84	(0.53)	(0.53)	(20.59)	(21.12)	—	—	—	—	32.72	(39.23)%	6,464	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2019

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[7]
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	$97.04	$0.30	$0.37	$(22.87)	$(22.57)	$(0.07)	$(3.92)	$—	$(3.99)	$70.48	(22.55)%	$35,868	1.65%	1.45%	0.83%	1.55%	1.35%	1.03%	0%
Year ended August 31, 2018	64.77	0.04	0.06	32.23	32.27	—	—	—	—	97.04	49.82%	25,160	1.58%	1.37%	0.05%	1.56%	1.35%	0.07%	0%
Year ended August 31, 2017	51.05	(0.48)	(0.48)	14.20	13.72	—	—	—	—	64.77	26.88%	16,316	1.36%	1.36%	(0.81)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	45.38	(0.49)	(0.49)	6.16	5.67	—	—	—	—	51.05	12.49%	13,216	1.35%	1.34%	(1.14)%	1.35%	1.34%	(1.14)%	0%
Year ended August 31, 2015	46.95	(0.67)	(0.67)	(0.90)	(1.57)	—	(0.00)[10]	—	(0.00)[10]	45.38	(3.34)%	15,325	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	35.43	(0.59)	(0.59)	12.76	12.17	—	(0.65)	—	(0.65)	46.95	34.56%	25,266	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	11.57	0.05	0.06	0.99	1.04	—	—	—	—	12.61	8.99%	3,671	1.84%	1.39%	0.73%	1.80%	1.35%	0.77%	0%
Year ended August 31, 2018	18.41	0.01	0.01	(6.85)	(6.84)	—	—	—	—	11.57	(37.15)%	4,295	2.06%	1.35%	0.04%	2.06%	1.35%	0.04%	0%
Year ended August 31, 2017	26.09	(0.17)	(0.17)	(7.51)	(7.68)	—	—	—	—	18.41	(29.44)%	5,772	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	34.47	(0.38)	(0.38)	(8.00)	(8.38)	—	—	—	—	26.09	(24.31)%	7,115	1.35%	1.35%	(1.15)%	1.35%	1.35%	(1.15)%	0%
Year ended August 31, 2015	37.75	(0.46)	(0.46)	(2.82)	(3.28)	—	—	—	—	34.47	(8.69)%	7,576	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	57.20	(0.58)	(0.58)	(18.87)	(19.45)	—	—	—	—	37.75	(34.00)%	15,540	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	32.92	0.14	0.14	1.08	1.22	—	—	—	—	34.14	3.71%	13,987	1.59%	1.38%	0.82%	1.56%	1.35%	0.85%	0%
Year ended August 31, 2018	36.02	(0.01)	(0.01)	(3.09)	(3.10)	—	—	—	—	32.92	(8.61)%	9,232	1.85%	1.35%	(0.04)%	1.85%	1.35%	(0.04)%	0%
Year ended August 31, 2017	38.18	(0.29)	(0.29)	(1.87)	(2.16)	—	—	—	—	36.02	(5.66)%	15,142	1.35%	1.35%	(0.82)%	1.35%	1.35%	(0.82)%	0%
Year ended August 31, 2016	34.36	(0.42)	(0.42)	4.24	3.82	—	—	—	—	38.18	11.12%	22,500	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	33.01	(0.46)	(0.46)	1.81	1.35	—	—	—	—	34.36	4.09%	69,850	1.35%	1.31%	(1.30)%	1.35%	1.31%	(1.30)%	0%
Year ended August 31, 2014	29.48	(0.41)	(0.41)	3.94	3.53	—	—	—	—	33.01	11.97%	22,235	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	30.56	0.13	0.13	(1.29)	(1.16)	—	—	—	—	29.40	(3.80)%	2,866	3.45%	1.35%	0.83%	3.45%	1.35%	0.83%	0%
Year ended August 31, 2018	28.34	(0.02)	(0.02)	2.24	2.22	—	—	—	—	30.56	7.83%	2,975	2.30%	1.35%	(0.07)%	2.30%	1.35%	(0.07)%	0%
Year ended August 31, 2017	27.99	(0.24)	(0.24)	0.59	0.35	—	—	—	—	28.34	1.25%	5,120	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	33.01	(0.37)	(0.37)	(4.65)	(5.02)	—	—	—	—	27.99	(15.21)%	4,819	1.35%	1.35%	(1.19)%	1.35%	1.35%	(1.19)%	0%
Year ended August 31, 2015	36.66	(0.46)	(0.46)	(3.19)	(3.65)	—	—	—	—	33.01	(9.96)%	19,935	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	43.12	(0.53)	(0.53)	(5.93)	(6.46)	—	—	—	—	36.66	(14.98)%	8,010	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 28, 2019 (Unaudited)	48.88	0.19	0.19	(2.66)	(2.47)	—	—	—	—	46.41	(5.05)%	4,853	2.00%	1.37%	0.86%	1.98%	1.35%	0.88%	0%
Year ended August 31, 2018	53.50	(0.01)	—	(4.61)	(4.62)	—	—	—	—	48.88	(8.64)%	5,351	1.88%	1.36%	(0.01)%	1.87%	1.35%	—	0%
Year ended August 31, 2017	35.73	(0.32)	(0.32)	18.09	17.77	—	—	—	—	53.50	49.73%	9,900	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.79	(0.35)	(0.35)	5.29	4.94	—	—	—	—	35.73	16.04%	9,117	1.35%	1.35%	(1.14)%	1.35%	1.35%	(1.14)%	0%
Year ended August 31, 2015	56.54	(0.64)	(0.64)	(25.11)	(25.75)	—	—	—	—	30.79	(45.54)%	2,777	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	41.36	(0.67)	(0.67)	15.85	15.18	—	—	—	—	56.54	36.70%	32,357	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  Includes interest expense and extraordinary expense which is comprised of excise tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of excise tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share will not equal the Fund's changes in net realized and unrealized gain(loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower of certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2019

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which 13 are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and Direxion Monthly Emerging Markets Bull 2X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund		-125%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	ICE U.S. Treasury 25+ Year Bond Index	135%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		-135%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund	S&P 500® Index	200%
Direxion Monthly S&P 500® Bear 2X Fund		-200%
Direxion Monthly Small Cap Bull 2X Fund	Russell 2000® Index	200%
Direxion Monthly Small Cap Bear 2X Fund		-200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	ICE U.S. Treasury 7-10 Year Bond Index	200%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund		-200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

DIREXION SEMI-ANNUAL REPORT

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be cash equivalents. The Funds are exposed to the credit risk of U.S. Bank through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of February 28, 2019.

b) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause

DIREXION SEMI-ANNUAL REPORT

a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain

DIREXION SEMI-ANNUAL REPORT

counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2019 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	$—	$—	$—	$—	$9,366	$—	$9,366[1]	$—
Direxion Monthly NASDAQ-100® Bull 2X Fund	23,961,324	—	23,961,324[1]	—	—	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	1,869,113	3,989	1,865,124[1]	—	3,989	3,989	—	—
Direxion Monthly S&P 500® Bear 2X Fund	11,411	11,411	—	—	648,504	11,411	637,093[1]	—
Direxion Monthly Small Cap Bull 2X Fund	2,478,223	—	2,478,223[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$310,164	$—	$310,164[1]	$—	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	169,115	—	169,115[1]	—	—	—	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	—	—	55,504	—	55,504[1]	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	4,307	—	—	4,307	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—	$—	$—	$294,337	$—	$294,337[1]	$—
Direxion Monthly S&P 500® Bull 2X Fund	4,148,619	—	4,148,619[1]	—	—	—	—	—
Direxion Monthly Small Cap Bull 2X Fund	510,130	—	510,130[1]	—	—	—	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	—	345,622	—	345,622[1]	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	122,084	—	122,084[1]	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	12,402	—	—	12,402	—	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	96,374	—	96,374[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Futures Contracts and Options on Futures Contracts – The risks inherent in the use of futures contracts and options on futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts. The Funds were not invested in any options on futures contracts during the six months ended February 28, 2019.

DIREXION SEMI-ANNUAL REPORT

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Securities Lending – The Direxion Monthly High Yield Bull 1.2X Fund may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund is contractually indemnified with the securities lending agent. Furthermore, the Fund requires the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of February 28, 2019, no securities were loaned by the Fund.

i) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT

The tax character of distributions during the six months ended February 28, 2019 and year ended August 31, 2018, were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund		Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$3,279,364	$7,618,430	$40,701	$3,734,099	$—	$—
Long-Term Capital Gains			—	—	—	—
Return of Capital	—	—	—		—	—
Total Distributions paid	$3,279,364	$7,618,430	$40,701	$3,734,099	$—	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund		Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$66,770	$130,177	$—	$—	$9,728,117	$10,222,280
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$66,770	$130,177	$—	$—	$9,728,117	$10,222,280
	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund		Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$7,617	$6,210,188	$—	$—	$692,285	$—
Long-Term Capital Gains	5,166,807	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$5,174,424	$6,210,188	$—	$—	$692,285	$—
	Direxion Monthly Small Cap Bear 2X Fund		Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$—	$—	$—	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—
Return of Capital	—	—
Total Distributions paid	$—	$—

As of August 31, 2018, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Net unrealized appreciation/(depreciation)	$(6,984,645)	$34,581	$(24,927)	$(383,801)
Undistributed ordinary income (loss)	—	40,701	—	66,770
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	40,701	—	66,770
Other accumulated earnings (losses)	(3,791,754)	(3,427,912)	(566,778)	(3,610,548)
Total accumulated earnings (losses)	$(10,776,399)	$(3,352,630)	$(591,705)	$(3,927,579)
	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(387,698)	$50,630,133	$11,919,052	$(1,112,993)
Undistributed ordinary income (loss)	—	10,670,935	3,637,030	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	10,670,935	3,637,030	—
Other accumulated earnings (losses)	(6,026,033)	—	—	(46,122,157)
Total accumulated earnings (losses)	$(6,413,731)	$61,301,068	$15,556,082	$(47,235,150)
	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Net unrealized appreciation/(depreciation)	$1,513,965	$(669,157)	$(844,193)	$(71,163)
Undistributed ordinary income (loss)	1,626,185	—	—	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	1,626,185	—	—	—
Other accumulated earnings (losses)	—	(49,100,934)	(2,083,376)	(19,904,800)
Total accumulated earnings (losses)	$3,140,150	$(49,770,091)	$(2,927,569)	$(19,975,963)

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund
Net unrealized appreciation/(depreciation)	$(2,704,251)
Undistributed ordinary income (loss)	—
Undistributed capital gain (loss)	—
Total distributable earnings (losses)	—
Other accumulated earnings (losses)	(41,564,205)
Total accumulated earnings (losses)	$(44,268,456)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of February 28, 2019 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Tax cost of investments	$122,280,845	$5,080,000	$110,000
Gross unrealized appreciation	2,156,834	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$2,156,834	$—	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Tax cost of investments	$1,160,000	$130,000	$59,320,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—
	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund
Tax cost of investments	$38,450,000	$5,390,000	$8,440,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—
	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Tax cost of investments	$1,460,000	$4,290,000	$920,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—

Direxion Monthly Emerging Markets Bull 2X Fund
Tax cost of investments	$1,850,000
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$—

DIREXION SEMI-ANNUAL REPORT

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purpose to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2018. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2018.

At August 31, 2018, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly High Yield Bull 1.2X Fund	$—	$3,791,754
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—
Direxion Monthly Small Cap Bull 2X Fund	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At August 31, 2018, the following Funds had capital loss carryforwards on a tax basis of:

	8/31/2019	8/31/2020	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	(3,427,912)	—	926
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—	(566,778)	—	2,231
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	(2,146,876)	(1,463,672)	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	(3,564,921)	(2,461,112)	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—	(46,122,157)	—	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	(5,087,146)	(44,013,788)	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	(2,083,376)	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	(19,904,800)	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	(14,928,402)	(26,635,803)	—

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating

DIREXION SEMI-ANNUAL REPORT

to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2019, open Federal and state income tax years include the tax years ended August 31, 2015 through August 31, 2018. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2019, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) in the Direxion Monthly High Yield Bull 1.2X Fund were $643,498,105 and $762,430,921, respectively. There were no purchases and sales as defined above in any of the other Funds.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2019.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,0000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000.

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	1.15%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	1.10%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	1.10%
Direxion Monthly NASDAQ-100® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bear 2X Fund	1.35%
Direxion Monthly Small Cap Bull 2X Fund	1.35%
Direxion Monthly Small Cap Bear 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	1.35%
Direxion Monthly Emerging Markets Bull 2X Fund	1.35%

DIREXION SEMI-ANNUAL REPORT

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:		Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2021	February 28, 2022	Recoupment Amount
Direxion Monthly High Yield Bull 1.2X Fund	$—	$37,396	$—	$37,396	$37,396
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	43,157	90,828	43,157	133,985
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	20,777	29,911	20,777	50,688
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	56,026	165,823	56,026	221,849
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	36,994	102,780	36,994	139,774
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	37,864	40,923	37,864	78,787
Direxion Monthly S&P 500® Bull 2X Fund	—	18,043	22,239	18,043	40,282
Direxion Monthly S&P 500® Bear 2X Fund	—	24,503	46,963	24,503	71,466
Direxion Monthly Small Cap Bull 2X Fund	—	17,950	46,881	17,950	64,831
Direxion Monthly Small Cap Bear 2X Fund	—	19,212	36,675	19,212	55,887
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	19,823	49,147	19,823	68,970
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	29,896	54,385	29,896	84,281
Direxion Monthly Emerging Markets Bull 2X Fund	—	18,269	58,430	18,269	76,699

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2019 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 28, 2019.

	Direxion Monthly High Yield Bull 1.2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$13,663,722	$—	$—	$13,663,722
Investment Companies	118,897,679	—	—	118,897,679
Short Term Investments	5,540,000	—	—	5,540,000
Total Return Swap Contracts*	—	310,164	—	310,164
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$36,339,035	$—	$—	$36,339,035
Short Term Investments	5,080,000	—	—	5,080,000
Total Return Swap Contracts*	—	169,115	—	169,115
	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$176,660	$—	$—	$176,660
Short Term Investments	110,000	—	—	110,000
Liability Class
Total Return Swap Contracts*	—	(9,366)	—	(9,366)
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,792,834	$—	$—	$3,792,834
Short Term Investments	1,160,000	—	—	1,160,000
Liability Class
Total Return Swap Contracts*	—	(55,504)	—	(55,504)
	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,124,277	$—	$—	$1,124,277
Short Term Investments	130,000	—	—	—
Total Return Swap Contracts*	—	4,307	—	4,307
	Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$111,427,731	$—	$—	$111,427,731
Short Term Investments	59,320,000	—	—	59,320,000
Total Return Swap Contracts*	—	23,961,324	—	23,961,324
Liability Class
Total Return Swap Contracts*	—	(294,337)	—	(294,337)
	Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$58,481,196	$—	$—	$58,481,196
Short Term Investments	38,450,000	—	—	38,450,000
Total Return Swap Contracts*	—	6,017,732	—	6,017,732
Liability Class
Total Return Swap Contracts*	—	(3,989)	—	(3,989)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$4,087,365	$—	$—	$4,087,365
Short Term Investments	5,390,000	—	—	5,390,000
Total Return Swap Contracts*	—	11,411	—	11,411
Liability Class
Total Return Swap Contracts*	—	(648,504)	—	(648,504)
	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$27,066,635	$—	$—	$27,066,635
Short Term Investments	8,440,000	—	—	8,440,000
Total Return Swap Contracts*	—	2,998,353	—	2,998,353
	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,715,421	$—	$—	$2,715,421
Short Term Investments	1,460,000	—	—	1,460,000
Liability Class
Total Return Swap Contracts*	—	(345,622)	—	(345,622)
	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,545,465	$—	$—	$9,545,465
Short Term Investments	4,290,000	—	—	4,290,000
Liability Class
Total Return Swap Contracts*	—	(122,084)	—	(122,084)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,979,871	$—	$—	$1,979,871
Short Term Investments	920,000	—	—	920,000
Total Return Swap Contracts*	—	12,402	—	12,402
	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,969,557	$—	$—	$2,969,557
Short Term Investments	1,850,000	—	—	1,850,000
Liability Class
Total Return Swap Contracts*	—	(96,374)	—	(96,374)

For further information regarding each asset class, see each Fund's Schedule of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investment, such as futures and swap contracts.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Funds during the six months ended February 28, 2019. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

DIREXION SEMI-ANNUAL REPORT

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2019, the Funds were invested in swap contracts.

At February 28, 2019, the fair value of derivatives instruments, by primary risk, were as follows:

Asset Derivatives[1]
		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	Swap contracts	$—	$—	$310,164	$310,164
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap contracts	—	169,115	—	169,115
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Swap contracts	4,307	—	—	4,307
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	23,961,324	—	23,961,324
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	6,017,732	—	6,017,732
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	11,411	—	11,411
Direxion Monthly Small Cap Bull 2X Fund	Swap contracts	—	2,988,353	—	2,988,353
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap contracts	12,402	—	—	12,402
Liability Derivatives[2]
		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Swap contracts	$—	$9,366	$—	$9,366
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Swap contracts	55,504	—	—	55,504
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	294,337	—	294,337
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	3,989	—	3,989
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	648,504	—	648,504
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	—	345,622	—	345,622
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap contracts	122,084	—	—	122,084
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	—	96,374	—	96,374

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2019, by primary risk, were as follows:

		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly High Yield	Net Realized gain (loss)[1] Swap contracts	$—	$—	$(1,672,620)	$(1,672,620)
Bull 1.2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(513,049)	(513,049)
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	—	(4,609,034)	—	(4,609,034)
Bull 1.25X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	134,534	—	134,534
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	—	(1,872,067)	—	(1,872,067)
Bear 1.25X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(3,396)	—	(3,396)
Direxion Monthly 25+ Year Treasury	Net Realized gain (loss)[1] Futures contracts	(148,671)	—	—	(148,671)
Bull 1.35X Fund	Swap contracts	(149,573)	—	—	(149,573)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(96,048)	—	—	(96,048)
Direxion Monthly 25+ Year Treasury	Net Realized gain (loss)[1] Futures contracts	(230,364)	—	—	(230,364)
Bear 1.35X Fund	Swap contracts	(184,097)	—	—	(184,097)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	2,048	—	—	2,048
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	—	(13,065,674)	—	(13,065,674)
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(37,507,550)	—	(37,507,550)
Direxion Monthly S&P 500®	Net Realized gain (loss)[1] Swap contracts	—	(8,694,914)	—	(8,694,914)
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(5,907,957)	—	(5,907,957)
Direxion Monthly S&P 500®	Net Realized gain (loss)[1] Swap contracts	—	997,801	—	997,801
Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(337,652)	—	(337,652)
Direxion Monthly Small Cap	Net Realized gain (loss)[1] Swap contracts	—	(6,583,353)	—	(6,583,353)
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	1,414,789	—	1,414,789

DIREXION SEMI-ANNUAL REPORT

		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly Small Cap	Net Realized gain (loss)[1] Swap contracts	$—	$1,634,038	$—	$1,634,038
Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(67,287)	—	(67,287)
Direxion Monthly 7-10 Year	Net Realized gain (loss)[1] Swap contracts	1,261,307	—	—	1,261,307
Treasury Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(168,271)	—	—	(168,271)
Direxion Monthly 7-10 Year	Net Realized gain (loss)[1] Swap contracts	(135,968)	—	—	(135,968)
Treasury Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	28,106	—	—	28,106
Direxion Monthly Emerging	Net Realized gain (loss)[1] Swap contracts	—	(432,730)	—	(432,730)
Markets Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	108,625	—	108,625

1  Statements of Operations location: Net realized gain (loss) on futures contracts and swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the six months ended February 28, 2019, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$75,564,148	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	21,211,736	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	358,629
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	6,614,044	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	2,796,661
Direxion Monthly NASDAQ-100® Bull 2X Fund	413,132,722	—
Direxion Monthly S&P 500® Bull 2X Fund	195,198,344	—
Direxion Monthly S&P 500® Bear 2X Fund	—	13,407,170
Direxion Monthly Small Cap Bull 2X Fund	48,114,599	—
Direxion Monthly Small Cap Bear 2X Fund	—	9,910,138
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	27,892,995	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	5,733,964
Direxion Monthly Emerging Markets Bull 2X Fund	11,301,236	—

The Funds utilize this volume of derivatives to obtain leverage in order to meet the investment objectives of 120%, 125%, -125%, 135%, -135% 200%, and -200% calendar month performance of their respective indices.

7.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net

DIREXION SEMI-ANNUAL REPORT

unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. Accumulated net investment loss or undistributed net investment income is no longer required to be disclosed in the Statements of Changes in Net Assets. These updates have been incorporated in the Funds' financial statements and have no impact on each of the Fund's net assets or results of operations. Information previously required to be disclosed that was reported in the August 31, 2018 financial statements are presented in the Statement of Changes in Net Assets.

8.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Direxion High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.1268 per share with a record date of March 15, 2019 and ex-date and payable date of March 18, 2019.

The Direxion High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.1280 per share with a record date of April 15, 2019 and ex-date and payable date of April 16, 2019.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	135	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	135	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	135
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	135	None.
Jacob C. Gaffey Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	135	None.
Henry W. Mulholland Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	135	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 50	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2019

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

FEBRUARY 28, 2019

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	16
Supplemental Information	22
Trustees and Officers	23

You can find the Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

It's easy to enroll:

1.  Visit www.direxioninvestments.com/edelivery

2.  Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund"), and covers the period from September 1, 2018 to February 28, 2019 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser) and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser"). The Fund offers an Institutional Class and Investor Class.

Fund & Market Commentary:

The Institutional Class posted a return of -0.53% and the Investor Class -0.65% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and 40% S&P 500® Index, returned 0.11% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 28, 2019 was 2.94% and 2.69% for the Institutional Class and Investor Class, respectively.

During the Semi-Annual Period, the Fund decreased its cash position slightly from 4.5% to 4.1%, increased exposure to fixed income from 51.5% to 57.5%, and equity exposure was decreased from 43.9% to 38.4%.

For the Fund, the top overall contributor to performance was exposure to REITs within the equity portfolio. The top individual contributor to the overall portfolio was Americold Realty Trust. Americold Realty Trust represented 3.03% of the overall portfolio's holdings at the end of the Semi-Annual Period.

Exposure to the Consumer Discretionary sector within equity holdings was the largest detractor to overall performance.

Principal Investment Strategy:

The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity investments with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation but may also invest in options to attempt to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchange-traded funds ("ETFs"), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

DIREXION SEMI-ANNUAL REPORT
4

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund's equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund invests in fixed income securities of any duration and may include foreign bonds that meet the Subadviser's investment criteria. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Subadviser make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

As always, we thank you for using the Hilton Tactical Income Fund and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit direxioninvestments.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact the Direxion Funds at 1.800.851.0511 or visit www.direxioninvestments.com. The Fund's prospectus or summary prospectus should be read carefully before investing.

Risks of the Fund – Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and American Depositary Receipts which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The Fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risk includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt. Please read the prospectus.

Index Descriptions – Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

The Bloomberg Barclays Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT
6

Expense Example (Unaudited)

February 28, 2019

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 28, 2019

	Annualized Expense Ratio	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	0.98%	$1,000.00	$994.70	$4.85
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.23%	1,000.00	993.50	6.08
Based on hypothetical 5% return	1.23%	1,000.00	1,018.70	6.16

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2018 to February 28, 2019), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
7

Allocation of Portfolio Holdings (Unaudited)

February 28, 2019

	Common Stock	Preferred Stock	U.S. Government Obligations	Corporate Bonds	Closed-End Funds	Master Limited Partnerships	Convertible Bonds	Cash*	Total
Hilton Tactical Income Fund	36%	23%	17%	11%	6%	2%	1%	4%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
8

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares/ Principal		Fair Value
COMMON STOCKS - 36.3%
Banks - 1.5%
86,315	Sterling Bancorp	$1,754,784
Beverages - 1.0%
73,720	Cott Corp.	1,106,537
Capital Markets - 6.7%
104,545	Ares Management Corp.	2,469,353
104,065	KKR & Co, Inc.	2,313,365
551,955	Oaktree Specialty Lending Corp.	2,870,166
		7,652,884
Commercial Services & Supplies - 2.3%
33,240	Republic Services, Inc.	2,607,013
Communications Equipment - 1.6%
11,490	Harris Corp.	1,895,046
Electric Utilities - 2.7%
23,465	Evergy, Inc.	1,311,928
9,820	NextEra Energy, Inc.	1,843,411
		3,155,339
Diversified Financial Services - 1.7%
10,955	CME Group, Inc.	1,992,824
Equity REITs - 7.1%
120,495	Americold Realty Trust	3,464,231
21,045	Crown Castle International Corp.	2,499,094
110,710	Host Hotels & Resorts, Inc.	2,171,023
		8,134,348
Food Products - 2.2%
25,770	Archer-Daniels-Midland Co.	1,095,225
21,250	Sysco Corp.	1,435,438
		2,530,663
Household Durables - 1.5%
43,565	D.R. Horton, Inc.	1,694,243
IT Services - 3.8%
32,250	Booz Allen Hamilton Holding Corp.	1,704,735
14,325	Broadridge Financial Solutions, Inc.	1,450,406
22,225	Thomson Reuters Corp.	1,209,262
		4,364,403
Mortgage REITs - 1.8%
137,600	Redwood Trust, Inc.	2,105,280
Pharmaceuticals - 2.4%
20,430	Johnson & Johnson	2,791,555
	TOTAL COMMON STOCKS (Cost $37,134,978)	$41,784,919
PREFERRED STOCKS - 22.9%
Banks - 2.9%
	Customers Bancorp, Inc.
20,000	7.00%, 06/15/2020	$514,500
	Customers Bancorp, Inc.
39,000	6.00%, 12/15/2021	975,390
	Iberiabank Corp.
48,000	6.63%, 08/01/2025	1,284,000
Shares/ Principal		Fair Value
Banks (continued)
	Synovus Financial Corp.
13,000	6.30%, 06/21/2023	$336,700
	TriState Capital Holdings, Inc.
6,500	6.75%, 04/01/2023	168,350
		3,278,940
Capital Markets - 10.7%
	Ares Management Corp.
66,000	7.00%, 06/30/2021	1,742,400
	B. Riley Financial, Inc.
31,500	7.50%, 10/31/2021	801,675
	Capital Southwest Corp.
9,245	5.95%, 12/15/2022	236,672
	Capitala Finance Corp.
31,635	6.00%, 05/31/2022	795,937
	Fidus Investment Corp.
11,400	5.88%, 02/01/2023	287,166
	Fidus Investment Corp. (a)
30,000	6.00%, 02/15/2024	755,700
	Gladstone Investment Corp.
31,815	6.38%, 08/31/2025	809,055
	Hercules Capital, Inc.
23,000	5.25%, 04/30/2025	565,800
	MVC Capital, Inc.
56,210	6.25%, 11/30/2022	1,468,205
	Oaktree Capital Group LLC
22,000	6.63%, 06/15/2023	548,020
	Oaktree Specialty Lending Corp.
2,000	5.88%, 10/30/2024	50,560
	OFS Capital Corp.
37,500	6.38%, 04/30/2025	942,750
	Oxford Square Capital Corp.
39,282	6.50%, 03/30/2024	990,692
	Saratoga Investment Corp.
47,300	6.25%, 08/31/2025	1,182,027
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,126,125
		12,302,784
Equity REITs - 2.4%
	Bluerock Residential Growth, Inc. Class A
43,000	8.25%, 10/21/2020	1,133,910
	Brookfield DTLA Fund Office Trust Investor, Inc. (a)
77,000	7.63%, 04/18/2019	1,617,000
		2,750,910
Mortgage REITs - 6.9%
	AG Mortgage Investment Trust, Inc.
44,510	8.00%, 04/17/2019	1,150,139
	Apollo Commercial Real Estate Finance, Inc.
43,175	8.00%, 04/17/2019	1,122,550

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares/ Principal		Fair Value
Mortgage REITs (continued)
	Colony Capital, Inc.
23,000	8.75%, 05/15/2019	$579,600
	Cherry Hill Mortgage Investment Corp.
28,800	8.20%, 08/17/2022	725,184
	Cherry Hill Mortgage Investment Corp. (a)
2,800	8.25%, 12/31/2049	69,720
	Chimera Investment Corp.
39,775	8.00%, 10/30/2021	1,010,285
	Chimera Investment Corp.
39,620	8.00%, 03/30/2024	1,006,744
	Dynex Capital, Inc.
22,260	7.63%, 04/17/2019	527,562
	Ready Capital Corp.
26,625	6.50%, 04/30/2021	678,538
	Two Harbors Investment Corp.
42,400	8.13%, 04/27/2027	1,113,000
		7,983,322
	TOTAL PREFERRED STOCKS (Cost $25,685,149)	$26,315,956
U.S. GOVERNMENT OBLIGATIONS - 16.8%
	U.S. Treasury Note
3,165,000	3.38%, 11/15/2019	$3,182,927
	U.S. Treasury Note
1,600,000	2.25%, 02/29/2020	1,595,406
	U.S. Treasury Note
3,280,000	3.50%, 05/15/2020	3,316,644
	U.S. Treasury Note
1,050,000	2.25%, 02/15/2021	1,044,483
	U.S. Treasury Note
6,725,000	3.63%, 02/15/2021	6,866,330
	U.S. Treasury Note
3,350,000	2.63%, 06/15/2021	3,359,422
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,354,745)	$19,365,212
CORPORATE BONDS - 11.0%
Communications Equipment - 1.5%
	Cisco Systems, Inc.
715,000	3.63%, 03/04/2024	$741,132
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,037,648
		1,778,780
Food Products - 0.5%
	Sysco Corp.
625,000	2.60%, 10/01/2020	621,442
Food & Staples Retailing - 1.4%
	Walmart, Inc.
1,585,000	3.40%, 06/26/2023	1,616,792
Shares/ Principal		Fair Value
IT Services - 2.7%
	Automatic Data Processing, Inc.
1,585,000	2.25%, 09/15/2020	$1,575,927
	salesforce.com, Inc.
1,500,000	3.25%, 04/11/2023	1,519,387
		3,095,314
Machinery - 0.9%
	Caterpillar Financial Services Corp.
1,015,000	2.00%, 11/29/2019	1,009,492
Pharmaceuticals - 1.2%
	AbbVie, Inc.
1,390,000	2.90%, 11/06/2022	1,369,431
Semiconductors & Semiconductor Equipment - 1.0%
	QUALCOMM, Inc.
1,125,000	3.00%, 05/20/2022	1,121,771
Specialty Retail - 0.8%
	AutoZone, Inc.
925,000	1.63%, 04/21/2019	923,541
Technology Hardware, Storage & Peripherals - 1.0%
	Apple, Inc.
1,100,000	2.85%, 05/06/2021	1,102,907
	TOTAL CORPORATE BONDS (Cost $12,569,179)	$12,639,470
CLOSED-END FUNDS - 5.8%
108,160	Invesco Dynamic Credit Opportunities Fund	$1,196,250
20,970	iShares JP Morgan USD Emerging Markets Bond ETF	2,283,004
152,750	Nuveen Credit Strategies Income Fund	1,197,560
84,155	Nuveen Mortgage Opportunity Term Fund	1,943,139
	TOTAL CLOSED-END FUNDS (Cost $6,726,714)	$6,619,953
MASTER LIMITED PARTNERSHIPS - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
79,000	Enterprise Products Partners L.P.	$2,184,350
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,878,280)	$2,184,350

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2019

Shares/ Principal		Fair Value
CONVERTIBLE BONDS - 0.8%
Mortgage REITs - 0.8%
	Colony Capital, Inc.
925,000	3.88%, 01/15/2021	$879,953
	TOTAL CONVERTIBLE BONDS (Cost $928,203)	$879,953
	TOTAL INVESTMENTS - 95.5% (Cost $104,277,248)	$109,789,813
	Other Assets and Liabilities, Net - 4.5%	5,185,341
	TOTAL NET ASSETS - 100.0%	$114,975,154

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets and Liabilities (Unaudited)

February 28, 2019

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$109,789,813
Cash	4,952,831
Receivable for Fund shares sold	554,632
Dividends, interest and reclaims receivable	379,787
Prepaid expenses and other assets	37,182
Total Assets	115,714,245
Liabilities:
Fund shares redeemed	40,099
Payable for investment securities purchased	579,205
Accrued investment advisory fees	48,380
Accrued distribution expenses	1,871
Accrued expenses and other liabilities	69,536
Total Liabilities	739,091
Net Assets	$114,975,154
Net Assets Consist of:
Capital stock	$109,533,306
Total distributable earnings	5,441,848
Net Assets	$114,975,154
Cost of Investments	$104,277,248
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$102,291,951
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,221,695
Net asset value, redemption price and offering price per share	$16.44
Investor Class Shares:
Net assets	$12,683,203
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	772,557
Net asset value, redemption price and offering price per share	$16.42

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations (Unaudited)

For the Six Months Ended February 28, 2019

Hilton Tactical Income Fund
Investment Income:
Dividend income (net of withholding tax of $1,192)	$1,716,631
Interest income	436,740
Total investment income	2,153,371
Expenses:
Investment advisory fees (Note 4)	471,151
Accounting fees	62,820
Professional fees	43,018
State registration fees	21,437
Reports to shareholders	18,237
Management service fees (Note 4)	13,377
Trustees' fees	11,503
Distribution expenses – Investor Class (Note 4)	10,588
Administration fees	8,496
Insurance fees	4,880
Other	7,137
Total expenses	672,644
Less: Reimbursement of expenses from Adviser (Note 4)	(149,025)
Net expenses	523,619
Net investment income	1,629,752
Realized and unrealized gain (loss) on investments:
Net realized gain on:
Investments	1,362,288
Capital gain distributions from regulated investment companies	27,520
Change in net unrealized depreciation on:
Investments	(3,517,470)
Foreign receivables	(10)
(3,517,480)
Net realized and unrealized loss	(2,127,672)
Net decrease in net assets resulting from operations	$(497,920)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,629,752	$2,770,771
Net realized gain	1,362,288	2,488,783
Capital gain distributions from regulated investment companies	27,520	111,957
Change in net unrealized appreciation (depreciation)	(3,517,480)	2,367,804
Net increase (decrease) in net assets resulting from operations	(497,920)	7,739,315
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(2,430,126)	(2,973,683)
Investor Class Shares	(191,163)	(18,241)[1]
Class A Shares	—	(131,821)[2]
Class C Shares	—	(43,619)[2]
Total distributions to shareholders	(2,621,289)	(3,167,364)[3]
Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	9,986,462	(2,272,315)
Total increase in net assets	6,867,253	2,299,636
Net assets:
Beginning of year/period	108,107,901	105,808,265
End of year/period	$114,975,154	$108,107,901[4]

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	741,106	$12,073,292	1,671,906	$27,909,321
Investor Class Shares	387,439	6,264,277	49,072[1]	819,386[1]
Class A Shares	—	—	85,321[2]	1,414,737[2]
Class C Shares	—	—	9,466[2]	157,099[2]
Shares issued in reinvestment of distributions
Institutional Class Shares	139,205	2,259,052	160,792	2,662,521
Investor Class Shares	10,544	170,875	947[1]	15,808[1]
Class A Shares	—	—	7,102[2]	117,388[2]
Class C Shares	—	—	1,959[2]	32,361[2]
Shares redeemed
Institutional Class Shares	(546,729)	(8,896,440)	(2,013,872)	(33,445,528)
Investor Class Shares	(115,823)	(1,884,594)	(17,293)[1]	(289,283)[1]
Class A Shares	—	—	(74,075)[2]	(1,232,710)[2]
Class C Shares	—	—	(26,298)[2]	(433,415)[2]
Shares converted
Investor Class Shares	—	—	129,675[5]	2,140,939[5]
Class C Shares	—	—	(129,754)[5]	(2,140,939)[5]
Shares redesignated
Investor Class Shares	—	—	327,996[5]	5,415,208[5]
Class A Shares	—	—	(327,996)[5]	(5,415,208)[5]
Net increase (decrease)	615,742	$9,986,462	(145,052)	$(2,272,315)

1  For the period from June 30, 2018 to August 31, 2018.

2  For the period from September 1, 2017 to June 29, 2018.

3  Represents distributions to shareholders from net investment income.

4  Includes accumulated net investment loss of $(674,689). See Note 6 in the Notes to the Financial Statements.

5  See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 28, 2019

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 28, 2019 (Unaudited)	$16.95	$0.25	$(0.35)	$(0.10)	$(0.25)	$(0.16)	$—	$(0.41)	$	—[6]	$16.44	(0.53)%	$102,292	1.26%	0.98%	3.14%	44%
Year ended August 31, 2018	16.22	0.44	0.79	1.23	(0.50)	—	—	(0.50)		—[6]	16.95	7.73%	99,807	1.26%	1.00%	2.62%	64%
Year ended August 31, 2017	15.75	0.46	0.53	0.99	(0.49)	—	(0.03)	(0.52)		—[6]	16.22	6.39%	98,451	1.05%	1.05%	2.85%	61%
Year ended August 31, 2016	15.02	0.41	0.99	1.40	(0.46)	—	(0.21)	(0.67)		—[6]	15.75	9.60%	59,771	1.05%	1.05%	2.70%	84%
Year ended August 31, 2015	16.49	0.52	(1.21)	(0.69)	(0.50)	(0.13)	(0.15)	(0.78)		—[6]	15.02	(4.25)%	55,752	1.17%	1.09%	3.29%	35%[7]
September 16, 2013[8] to August 31, 2014	15.00	0.37	1.50	1.87	(0.35)	(0.03)	—	(0.38)		—[6]	16.49	12.61%	34,483	2.52%	1.25%	2.63%	58%
Investor Class Shares
Six Months Ended February 28, 2019 (Unaudited)	16.93	0.23	(0.35)	(0.12)	(0.23)	(0.16)	—	(0.39)		—	16.42	(0.65)%	12,683	1.52%	1.23%	2.82%	44%
June 30, 2018[9,10] to August 31, 2018	16.51	0.05	0.41	0.46	(0.04)	—	—	(0.04)		—	16.93	2.78%	8,300	1.58%	1.23%	1.84%	64%
September 1, 2014 to May 31, 2015[11]	16.47	0.40	(0.62)	(0.22)	(0.35)	(0.13)	(0.09)	(0.57)		—	15.68	(1.26)%	3,075	1.46%	1.37%	3.40%	35%[7]
September 16, 2013[8] to August 31, 2014	15.00	0.32	1.50	1.82	(0.32)	(0.03)	—	(0.35)		—	16.47	12.26%	1,223	2.72%	1.60%	2.27%	58%
Class A Shares
September 1, 2017 to June 29, 2018[9]	16.20	0.35	0.39	0.74	(0.43)	—	—	(0.43)		—	16.51	4.57%	5,415	1.49%	1.26%	2.53%	64%
Year ended August 31, 2017	15.73	0.42	0.53	0.95	(0.45)	—	(0.03)	(0.48)		—[6]	16.20	6.14%	5,016	1.30%	1.30%	2.60%	61%
Year ended August 31, 2016	15.00	0.37	0.99	1.36	(0.43)	—	(0.20)	(0.63)		—	15.73	9.32%	1,790	1.30%	1.30%	2.45%	84%
June 1, 2015[11] to August 31, 2015	15.68	0.10	(0.62)	(0.52)	(0.10)	—	(0.06)	(0.16)		—	15.00	(3.31)%	3,521	1.30%	1.30%	2.47%	35%[7]
Class C Shares
September 1, 2017 to June 29, 2018[10]	16.19	0.24	0.39	0.63	(0.32)	—	—	(0.32)		—	16.50	3.90%	2,141	2.24%	2.01%	1.77%	64%
Year ended August 31, 2017	15.72	0.30	0.54	0.84	(0.35)	—	(0.02)	(0.37)		—	16.19	5.38%	2,341	2.05%	2.05%	1.86%	61%
Year ended August 31, 2016	14.99	0.25	0.99	1.24	(0.35)	—	(0.16)	(0.51)		—	15.72	8.50%	2,516	2.05%	2.05%	1.66%	84%
June 2, 2015[8] to August 31, 2015	15.62	0.08	(0.62)	(0.54)	(0.05)	—	(0.04)	(0.09)		—	14.99	(3.46)%	1,210	2.05%	2.05%	2.17%	35%[7]

1  Net investment income per share represents net investment income divided by the daily average shares of benefiicial interest outstanding throughout each year/period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement or recoupment.

5  Portfolio turnover rate is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

6  Amount is less than $0.005.

7  Portfolio turnover excludes the purchase and sales of the Hilton Yield Plus Fund prior to the reorganization on December 15, 2014. If these transactions were included, portfolio turnover would have been higher.

8  Commencement of operations.

9  Class A Shares were redesignated as Investor Class Shares on June 30, 2018.

10  Class C Shares were converted to Investor Class Shares on June 30, 3018.

11  The Investor Class Shares were converted to Class A Shares on June 1, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2019

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which one is included in this report: the Hilton Tactical Income Fund (formerly Direxion Hilton Tactical Income Fund) (the "Fund"). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of the Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization"). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Asset Management, LLC serves as the Fund's investment adviser (the "Adviser") and Hilton serves as the Fund's subadviser ("Subadviser"). On June 30, 2018, the Fund redesignated all of the Fund's outstanding Class A shares as Investor Class shares and converted all of the Fund's outstanding Class C shares to Investor Class shares. This conversion and redesignation were tax-free events for shareholders. As a result after this conversion and redesignation, the Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

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b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Distributions received from investments in MLPs generally are comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Fund estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year ended August 31, 2018, the Fund has estimated approximately 100% of the distributions from MLPs to be return of capital. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2019 and year ended August 31, 2018, were as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Distributions paid from:
Ordinary Income	$1,612,332	$2,940,494
Long-Term Capital Gains	1,008,957	226,870
Return of Capital	—	—
Total Distributions paid	$2,621,289	$3,167,364

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The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2018. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2018, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Direxion Hilton Tactical Income Fund
Net unrealized appreciation/(depreciation)	$8,613,236
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(52,179)
Total accumulated earnings/(losses)	$8,561,057

The difference between book cost of investments and tax cost of investments is attributable primarily to publicly traded partnership adjustments and the tax deferral of losses on wash sales.

The cost basis for investments for federal income tax purposes as of February 28, 2019 was as follows:

Hilton Tactical Income Fund
Tax cost of investments	$104,277,248
Gross unrealized appreciation	6,375,607
Gross unrealized depreciation	(863,042)
Net unrealized appreciation/(depreciation)	$5,512,565

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to distribution reclasses and publicly traded partnership adjustments.

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2018. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2018. For the year ended August 31, 2018, the Fund deferred short-term capital losses of $52,179.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2018, the Fund had no short-term or long-term capital loss carryforwards.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2019, open Federal and state income tax years include the tax years ended August 31, 2015 through August 31, 2018. The Fund has no examination in progress. The Fund is also not aware of any

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18

tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2019, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $52,175,751 and $43,445,905, respectively. There were no investments in long-term U.S. Government securities during the six months ended February 28, 2019.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.90%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class based on an annual rate of 1.23% for Investor Class shares and 0.98% for Institutional Class Shares applied to the Fund's average daily net assets.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:		Total Potential
	Expenses Recouped	Expenses Reimbursed	August 31, 2021	February 28, 2022	Recoupment Amount
Hilton Tactical Income Fund	$—	$149,025	$269,123	$149,025	$418,148

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2019 is presented on the Statement of Assets and Liabilities as Due from investment adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

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5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,784,919	$—	$—	$41,784,919
Preferred Stocks	23,595,303	2,720,653	—	26,315,956
U.S. Government Obligations	—	19,365,212	—	19,365,212
Corporate Bonds	—	12,639,470	—	12,639,470
Closed-End Funds	6,619,953	—	—	6,619,953
Master Limited Partnerships	2,184,350	—	—	2,184,350
Convertible Bonds	—	879,953	—	879,953

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Fund during the six months ended February 28, 2019. It is the Fund's policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income,

DIREXION SEMI-ANNUAL REPORT
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net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. Accumulated net investment loss or undistributed net investment income is no longer required to be disclosed in the Statements of Changes in Net Assets. These updates have been incorporated in the Funds' financial statements and have no impact on each of the Fund's net assets or results of operations. Information previously required to be disclosed that was reported in the August 31, 2018 financial statements are presented in the Statement of Changes in Net Assets.

7.  SUBSEQUENT EVENTS

The Fund paid an income distribution to the Investor Class in the amount of $0.0387 per share, and to the Institutional Class in the amount of $0.042 per share, with a record date of February 28, 2019 and ex-date and payable date of March 1, 2019.

The Fund paid an income distribution to the Investor Class in the amount of $0.0387 per share, and to the Institutional Class in the amount of $0.042 per share, with a record date of March 29, 2019 and ex-date and payable date of April 1, 2019.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

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21

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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22

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	135	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	135	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	135
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
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Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	135	None.
Jacob C. Gaffey Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	135	None.
Henry W. Mulholland Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	135	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 50	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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26

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund's Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	May 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	May 1, 2019

By (Signature and Title)*		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	May 1, 2019

* Print the name and title of each signing officer under his or her signature.